Quarterly Holdings Report
for
Fidelity® Infrastructure Fund
July 31, 2024
ISF-NPRT3-0924
1.9896238.104
Common Stocks - 95.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	11,200	215,600
Cellnex Telecom SA (a)	37,838	1,319,666
Helios Towers PLC (b)	634,962	1,033,405
		2,568,671
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc.	4,300	783,804
TOTAL COMMUNICATION SERVICES		3,352,475
ENERGY - 17.2%
Oil, Gas & Consumable Fuels - 17.2%
Cheniere Energy, Inc.	13,102	2,392,949
Energy Transfer LP	28,700	466,949
Plains All American Pipeline LP	22,300	405,637
Targa Resources Corp.	15,509	2,098,058
The Williams Companies, Inc.	46,437	1,994,005
		7,357,598
INDUSTRIALS - 26.1%
Commercial Services & Supplies - 8.4%
GFL Environmental, Inc.	37,325	1,448,957
Republic Services, Inc.	4,780	928,850
Waste Connections, Inc. (United States)	6,958	1,236,924
		3,614,731
Construction & Engineering - 1.9%
Ferrovial SE	20,964	833,568
Ground Transportation - 7.4%
Canadian Pacific Kansas City Ltd.	6,594	552,709
CSX Corp.	20,779	729,343
Norfolk Southern Corp.	3,900	973,284
Union Pacific Corp.	3,760	927,705
		3,183,041
Transportation Infrastructure - 8.4%
Aena SME SA (a)	14,599	2,766,539
Grupo Aeroportuario Norte S.A.B. de CV ADR (c)	11,858	817,609
		3,584,148
TOTAL INDUSTRIALS		11,215,488
REAL ESTATE - 10.6%
Equity Real Estate Investment Trusts (REITs) - 10.6%
American Tower Corp.	7,377	1,625,891
Equinix, Inc.	1,266	1,000,444
Prologis, Inc.	6,505	819,955
Segro PLC	93,751	1,103,737
		4,550,027
UTILITIES - 33.8%
Electric Utilities - 22.5%
Constellation Energy Corp.	6,970	1,322,906
Kansai Electric Power Co., Inc.	43,261	740,446
NextEra Energy, Inc.	43,345	3,311,122
Southern Co.	37,800	3,157,056
SSE PLC	46,600	1,126,544
		9,658,074
Independent Power and Renewable Electricity Producers - 2.6%
RWE AG	19,116	713,539
Vistra Corp.	5,400	427,788
		1,141,327
Multi-Utilities - 8.7%
National Grid PLC	148,304	1,881,708
Sempra	23,100	1,849,386
		3,731,094
TOTAL UTILITIES		14,530,495
TOTAL COMMON STOCKS (Cost $31,229,842)		41,006,083

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,932,565	1,932,952
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	169,358	169,375
TOTAL MONEY MARKET FUNDS (Cost $2,102,327)		2,102,327

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $33,332,169)	43,108,410
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(151,764)
NET ASSETS - 100.0%	42,956,646

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,086,205 or 9.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,745,398	11,143,040	10,955,471	44,047	(15)	-	1,932,952	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	10,831,339	10,661,964	1,805	-	-	169,375	0.0%
Total	1,745,398	21,974,379	21,617,435	45,852	(15)	-	2,102,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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